Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Deferred Tax Assets, Other	¥ 156,516	¥ 103,210
Related To Changes In Foreign Exchange Rate [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Other	¥ 95,551	¥ 52,262